Intangible Assets, Net - Schedule of Estimated Future Amortization Expense for Intangible Assets (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 78,340
2021	78,340
2022	78,340
2023	72,881
Thereafter	1,918,897
Intangible assets, net	$ 2,226,798	$ 2,390,571